Schedule III-Supplementary Insurance Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule III-Supplementary Insurance Information
Deferred acquisition costs	$ 101	$ 214	$ 229
Future policy benefits and expenses	146,041	136,447	125,894
Unearned premiums	2,996	3,256	3,855
Claims and benefits payable	110,544	116,068	128,430
Premium revenue	27,343	30,077	35,543
Net investment income	7,000	7,561	8,249
Benefits claims, losses and settlement expenses	21,281	19,617	32,214
Amortization of deferred policy acquisition costs	248	477	328
Other operating expenses	$ 9,687	$ 11,977	$ 10,618